Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Opening balance as of March 31, 2023	$ 1,263	$ 0	$ 0
Closing balance as of March 31, 2024	2,299		1,263	$ 0
Accounts Receivable [Member]
Product Information [Line Items]
Opening balance as of March 31, 2023	1,263
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326		149	149
Adjusted balance as of April 1, 2023	1,263	149	149
Additions charged to cost and expense	1,036	16	1,538
Closing balance as of March 31, 2024	$ 2,299	$ 165	1,263
Write-off charged against the allowance			$ (424)